UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22048

Emerging Markets Local Income Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2018

Date of Reporting Period

Item 1. Reports to Stockholders

Emerging Markets Local Income Portfolio

April 30, 2018

Portfolio of Investments (Unaudited)

Foreign Government Bonds — 51.8%
Security		Principal Amount (000’s omitted)	Value

Albania — 0.1%
Albania Government Bond, 8.80%, 10/23/25	ALL	27,500	$298,374
Albania Government Bond, 8.93%, 4/23/25	ALL	30,875	336,950
Total Albania			$635,324

Argentina — 1.0%
Argentina POM Politica Monetaria, 28.875%, (ARPP7DRR), 6/21/20(1)	ARS	94,320	$4,819,033
Republic of Argentina, 15.50%, 10/17/26	ARS	84,573	3,908,766
Total Argentina			$8,727,799

Barbados — 0.4%
Barbados Government International Bond, 6.625%, 12/5/35(2)	USD	4,628	$3,586,700
Total Barbados			$3,586,700

Bosnia and Herzegovina — 0.4%
Republic of Srpska, 1.50%, 6/30/23	BAM	195	$113,746
Republic of Srpska, 1.50%, 10/30/23	BAM	531	308,026
Republic of Srpska, 1.50%, 12/15/23	BAM	29	16,702
Republic of Srpska, 1.50%, 5/31/25	BAM	4,450	2,541,291
Republic of Srpska, 1.50%, 6/9/25	BAM	427	239,864
Republic of Srpska, 1.50%, 12/24/25	BAM	465	260,411
Republic of Srpska, 1.50%, 9/25/26	BAM	325	182,845
Republic of Srpska, 1.50%, 9/26/27	BAM	109	60,840
Total Bosnia and Herzegovina			$3,723,725

Brazil — 1.0%
Nota do Tesouro Nacional, 10.00%, 1/1/21	BRL	5,127	$1,537,076
Nota do Tesouro Nacional, 10.00%, 1/1/27	BRL	22,375	6,535,388
Total Brazil			$8,072,464

Colombia — 0.5%
Republic of Colombia, 7.75%, 4/14/21	COP	6,301,000	$2,364,185
Titulos De Tesoreria B, 10.00%, 7/24/24	COP	3,528,300	1,520,773
Total Colombia			$3,884,958

Costa Rica — 0.0%(3)
Titulo Propiedad UD, 1.00%, 1/12/22(4)	CRC	64,199	$105,208
Total Costa Rica			$105,208

Security		Principal Amount (000’s omitted)	Value

Dominican Republic — 6.3%
Dominican Republic, 10.375%, 3/4/22(2)	DOP	1,152,300	$24,397,341
Dominican Republic, 10.40%, 5/10/19(2)	DOP	279,000	5,772,321
Dominican Republic, 10.50%, 4/7/23(2)	DOP	260,000	5,613,452
Dominican Republic, 14.00%, 6/8/18(2)	DOP	13,400	271,859
Dominican Republic, 15.00%, 4/5/19(2)	DOP	409,000	8,854,724
Dominican Republic, 15.95%, 6/4/21(2)	DOP	322,600	7,831,597
Dominican Republic, 16.00%, 7/10/20(2)	DOP	9,900	233,547
Dominican Republic, 16.95%, 2/4/22(2)	DOP	3,600	93,699
Total Dominican Republic			$53,068,540

Fiji — 0.3%
Republic of Fiji, 6.625%, 10/2/20(2)	USD	2,581	$2,606,784
Total Fiji			$2,606,784

Georgia — 0.3%
Georgia Treasury Bond, 6.75%, 10/6/18	GEL	210	$85,504
Georgia Treasury Bond, 8.00%, 6/9/18	GEL	2,258	922,140
Georgia Treasury Bond, 10.25%, 4/16/20	GEL	130	55,744
Georgia Treasury Bond, 10.50%, 2/5/25	GEL	2,934	1,340,658
Total Georgia			$2,404,046

India — 1.8%
India Government Bond, 6.68%, 9/17/31	INR	433,000	$5,800,085
India Government Bond, 7.88%, 3/19/30	INR	640,580	9,528,555
Total India			$15,328,640

Indonesia — 9.4%
Indonesia Government Bond, 7.00%, 5/15/27	IDR	31,377,000	$2,278,991
Indonesia Government Bond, 7.50%, 8/15/32	IDR	50,372,000	3,705,714
Indonesia Government Bond, 7.50%, 5/15/38	IDR	290,618,000	21,043,563
Indonesia Government Bond, 8.25%, 7/15/21	IDR	4,730,000	357,661
Indonesia Government Bond, 8.25%, 6/15/32	IDR	11,609,000	899,240
Indonesia Government Bond, 8.25%, 5/15/36	IDR	325,571,000	25,133,028
Indonesia Government Bond, 8.375%, 3/15/24	IDR	43,330,000	3,347,069
Indonesia Government Bond, 8.375%, 9/15/26	IDR	14,100,000	1,098,609
Indonesia Government Bond, 8.75%, 5/15/31	IDR	114,246,000	9,242,327
Indonesia Government Bond, 9.00%, 3/15/29	IDR	30,681,000	2,536,214
Indonesia Government Bond, 9.50%, 7/15/31	IDR	50,388,000	4,270,896
Indonesia Government Bond, 9.50%, 5/15/41	IDR	5,702,000	493,989
Indonesia Government Bond, 10.00%, 9/15/24	IDR	22,100,000	1,844,645
Indonesia Government Bond, 10.00%, 2/15/28	IDR	8,560,000	735,252
Indonesia Government Bond, 10.25%, 7/15/27	IDR	22,325,000	1,947,671
Total Indonesia			$78,934,869

14	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Macedonia — 0.3%
Republic of Macedonia, 3.975%, 7/24/21(2)	EUR	1,670	$2,152,705
Total Macedonia			$2,152,705

Mexico — 0.9%
Mexican Bonos, 7.75%, 11/13/42	MXN	37,000	$2,000,392
Mexican Bonos, 8.50%, 5/31/29	MXN	39,000	2,238,501
Mexican Bonos, 8.50%, 11/18/38	MXN	36,100	2,102,315
Mexican Bonos, 10.00%, 11/20/36	MXN	22,074	1,459,288
Total Mexico			$7,800,496

Peru — 3.6%
Peru Government Bond, 5.20%, 9/12/23	PEN	47,439	$15,312,268
Peru Government Bond, 5.70%, 8/12/24	PEN	29,000	9,520,986
Peru Government Bond, 6.15%, 8/12/32(2)(5)	PEN	6,029	1,949,834
Peru Government Bond, 6.35%, 8/12/28	PEN	1,462	488,682
Peru Government Bond, 6.90%, 8/12/37	PEN	2,162	739,441
Peru Government Bond, 8.20%, 8/12/26	PEN	5,312	1,987,037
Total Peru			$29,998,248

Russia — 3.6%
Russia Government Bond, 7.70%, 3/23/33	RUB	1,003,365	$16,350,838
Russia Government Bond, 7.75%, 9/16/26	RUB	31,480	519,902
Russia Government Bond, 8.15%, 2/3/27	RUB	630,000	10,658,522
Russia Government Bond, 8.50%, 9/17/31	RUB	173,092	3,037,717
Total Russia			$30,566,979

Serbia — 7.3%
Serbia Treasury Bond, 5.75%, 7/21/23	RSD	2,844,150	$31,406,041
Serbia Treasury Bond, 5.875%, 2/8/28	RSD	252,590	2,761,684
Serbia Treasury Bond, 10.00%, 6/5/21	RSD	87,280	1,054,729
Serbia Treasury Bond, 10.00%, 9/11/21	RSD	475,000	5,795,442
Serbia Treasury Bond, 10.00%, 2/5/22	RSD	1,508,250	18,698,401
Serbia Treasury Bond, 10.00%, 10/23/24	RSD	152,500	2,038,481
Total Serbia			$61,754,778

Seychelles — 0.2%
Republic of Seychelles, 8.00%, 1/1/26(2)	USD	1,572	$1,638,637
Total Seychelles			$1,638,637

South Africa — 2.9%
Republic of South Africa, 8.50%, 1/31/37	ZAR	110,000	$8,477,272
Republic of South Africa, 8.75%, 1/31/44	ZAR	110,987	8,631,815

Security		Principal Amount (000’s omitted)	Value

South Africa (continued)
Republic of South Africa, 10.50%, 12/21/26	ZAR	80,000	$7,327,397
Total South Africa			$24,436,484

Sri Lanka — 5.9%
Sri Lanka Government Bond, 8.50%, 5/1/19	LKR	386,000	$2,427,573
Sri Lanka Government Bond, 9.00%, 5/1/21	LKR	190,000	1,179,998
Sri Lanka Government Bond, 9.25%, 5/1/20	LKR	54,000	339,609
Sri Lanka Government Bond, 10.00%, 10/1/22	LKR	429,690	2,718,676
Sri Lanka Government Bond, 10.25%, 3/15/25	LKR	677,910	4,306,616
Sri Lanka Government Bond, 10.60%, 7/1/19	LKR	27,000	173,424
Sri Lanka Government Bond, 10.60%, 9/15/19	LKR	432,000	2,774,626
Sri Lanka Government Bond, 10.75%, 3/1/21	LKR	1,276,000	8,256,100
Sri Lanka Government Bond, 11.00%, 8/1/21	LKR	682,340	4,469,080
Sri Lanka Government Bond, 11.00%, 8/1/24	LKR	114,000	746,954
Sri Lanka Government Bond, 11.00%, 6/1/26	LKR	445,800	2,939,852
Sri Lanka Government Bond, 11.00%, 5/15/30	LKR	55,000	361,139
Sri Lanka Government Bond, 11.20%, 9/1/23	LKR	45,000	297,515
Sri Lanka Government Bond, 11.40%, 1/1/24	LKR	142,000	949,592
Sri Lanka Government Bond, 11.50%, 12/15/21	LKR	1,415,000	9,429,284
Sri Lanka Government Bond, 11.50%, 8/1/26	LKR	21,000	141,402
Sri Lanka Government Bond, 11.50%, 9/1/28	LKR	1,226,240	8,307,259
Total Sri Lanka			$49,818,699

Tanzania — 0.3%
United Republic of Tanzania, 8.241%, (6 mo. USD LIBOR + 6.00%), 3/9/20(1)(2)	USD	2,684	$2,787,803
Total Tanzania			$2,787,803

Thailand — 1.8%
Thailand Government Bond, 1.25%, 3/12/28(2)(4)	THB	502,144	$15,413,707
Total Thailand			$15,413,707

Turkey — 2.8%
Turkey Government Bond, 10.70%, 8/17/22	TRY	89,000	$20,266,611
Turkey Government Bond, 11.00%, 2/24/27	TRY	16,200	3,732,847
Total Turkey			$23,999,458

Uruguay — 0.7%
Republic of Uruguay, 8.50%, 3/15/28(2)	UYU	176,730	$5,881,910
Total Uruguay			$5,881,910

Total Foreign Government Bonds (identified cost $449,049,707)			$437,328,961

15	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Foreign Corporate Bonds — 1.3%
Security		Principal Amount (000’s omitted)	Value

Argentina — 0.8%
Banco Hipotecario SA, 25.229%, (Badlar + 2.50%), 1/12/20(1)(2)	ARS	100,923	$4,881,003
YPF SA, 26.563%, (Badlar + 4.00%), 7/7/20(1)(2)	USD	2,550	1,938,179
Total Argentina			$6,819,182

Colombia — 0.0%(3)
Emgesa SA ESP, 8.75%, 1/25/21(2)	COP	697,000	$258,123
Total Colombia			$258,123

Georgia — 0.2%
Bank of Georgia JSC, 11.00%, 6/1/18	GEL	3,220	$1,314,614
Total Georgia			$1,314,614

Indonesia — 0.2%
Jasa Marga (Persero) Tbk PT, 7.50%, 12/11/20(2)	IDR	21,720,000	$1,545,385
Total Indonesia			$1,545,385

Mexico — 0.1%
America Movil SAB de CV, 6.00%, 6/9/19	MXN	6,000	$313,364
Petroleos Mexicanos, 7.19%, 9/12/24(5)	MXN	10,630	512,895
Petroleos Mexicanos, 7.65%, 11/24/21	MXN	5,900	305,438
Total Mexico			$1,131,697

Total Foreign Corporate Bonds (identified cost $14,044,507)			$11,069,001

Sovereign Loans — 0.8%
Borrower		Principal Amount (000’s omitted)	Value

Barbados — 0.5%
Government of Barbados, Term Loan, 11.78%, (6 mo. USD LIBOR + 10.00%), Maturing December 20, 2019(1)(6)		$3,760	$3,783,880
Total Barbados			$3,783,880

Ethiopia — 0.2%
Ethiopian Railways Corporation (Federal Democratic Republic of Ethiopia guaranteed), Term Loan, 5.72%, (6 mo. USD LIBOR + 3.75%), Maturing August 1, 2021(1)(6)		$1,867	$1,807,792
Total Ethiopia			$1,807,792

Borrower		Principal Amount (000’s omitted)	Value

Kenya — 0.1%
Government of Kenya, Term Loan, 7.50%, (6 mo. USD LIBOR + 5.00%), Maturing April 18, 2019(1)		$730	$730,000
Total Kenya			$730,000

Total Sovereign Loans (identified cost $6,230,601)			$6,321,672

Short-Term Investments — 44.0%

Foreign Government Securities — 29.8%
Security		Principal Amount (000’s omitted)	Value

Argentina — 3.1%
Banco Central Del Argentina, 0.00%, 5/16/18	ARS	274,574	$13,235,497
Banco Central Del Argentina, 0.00%, 6/21/18	ARS	78,590	3,677,851
Banco Central Del Argentina, 0.00%, 7/18/18	ARS	201,200	9,219,599
Banco Central Del Argentina, 0.00%, 8/15/18	ARS	7,620	342,557
Total Argentina			$26,475,504

Egypt — 10.4%
Egypt Treasury Bill, 0.00%, 5/1/18	EGP	52,800	$2,990,654
Egypt Treasury Bill, 0.00%, 5/8/18	EGP	135,150	7,669,600
Egypt Treasury Bill, 0.00%, 5/15/18	EGP	174,975	9,839,433
Egypt Treasury Bill, 0.00%, 5/22/18	EGP	61,375	3,439,816
Egypt Treasury Bill, 0.00%, 5/29/18	EGP	40,925	2,286,074
Egypt Treasury Bill, 0.00%, 6/5/18	EGP	43,575	2,426,082
Egypt Treasury Bill, 0.00%, 7/10/18	EGP	231,100	12,659,646
Egypt Treasury Bill, 0.00%, 7/17/18	EGP	189,275	10,366,963
Egypt Treasury Bill, 0.00%, 7/24/18	EGP	283,175	15,413,991
Egypt Treasury Bill, 0.00%, 7/31/18	EGP	57,825	3,159,420
Egypt Treasury Bill, 0.00%, 8/7/18	EGP	18,425	1,003,502
Egypt Treasury Bill, 0.00%, 8/14/18	EGP	122,325	6,641,253
Egypt Treasury Bill, 0.00%, 8/21/18	EGP	6,350	343,667
Egypt Treasury Bill, 0.00%, 9/4/18	EGP	14,375	769,860
Egypt Treasury Bill, 0.00%, 9/11/18	EGP	32,000	1,708,410
Egypt Treasury Bill, 0.00%, 10/2/18	EGP	136,025	7,194,571
Total Egypt			$87,912,942

Georgia — 0.6%
Georgia Treasury Bill, 0.00%, 5/3/18	GEL	560	$228,492
Georgia Treasury Bill, 0.00%, 5/10/18	GEL	1,260	513,360
Georgia Treasury Bill, 0.00%, 6/14/18	GEL	1,581	639,692

16	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Georgia (continued)
Georgia Treasury Bill, 0.00%, 7/19/18	GEL	4,714	$1,894,162
Georgia Treasury Bill, 0.00%, 12/6/18	GEL	3,930	1,537,111
Georgia Treasury Bill, 0.00%, 2/7/19	GEL	1,400	541,086
Total Georgia			$5,353,903

Kazakhstan — 4.4%
National Bank of Kazakhstan Note, 0.00%, 5/18/18	KZT	1,512,216	$4,602,590
National Bank of Kazakhstan Note, 0.00%, 6/1/18	KZT	1,467,390	4,450,747
National Bank of Kazakhstan Note, 0.00%, 6/29/18	KZT	2,664,010	8,030,719
National Bank of Kazakhstan Note, 0.00%, 7/27/18	KZT	2,619,588	7,847,085
National Bank of Kazakhstan Note, 0.00%, 9/28/18	KZT	340,645	1,006,204
National Bank of Kazakhstan Note, 0.00%, 1/18/19	KZT	241,000	694,527
National Bank of Kazakhstan Note, 0.00%, 3/15/19	KZT	1,782,975	5,075,854
National Bank of Kazakhstan Note, 0.00%, 4/5/19	KZT	1,819,330	5,155,795
Total Kazakhstan			$36,863,521

Nigeria — 7.2%
Nigeria Treasury Bill, 0.00%, 5/3/18	NGN	1,424,504	$3,953,778
Nigeria Treasury Bill, 0.00%, 6/7/18	NGN	5,605,130	15,420,398
Nigeria Treasury Bill, 0.00%, 6/28/18	NGN	402,018	1,099,071
Nigeria Treasury Bill, 0.00%, 7/5/18	NGN	1,002,881	2,736,254
Nigeria Treasury Bill, 0.00%, 7/12/18	NGN	226,780	617,063
Nigeria Treasury Bill, 0.00%, 7/19/18	NGN	285,320	774,411
Nigeria Treasury Bill, 0.00%, 7/26/18	NGN	1,780,247	4,821,965
Nigeria Treasury Bill, 0.00%, 8/9/18	NGN	1,291,115	3,482,656
Nigeria Treasury Bill, 0.00%, 8/16/18	NGN	652,754	1,758,438
Nigeria Treasury Bill, 0.00%, 8/23/18	NGN	110,961	298,063
Nigeria Treasury Bill, 0.00%, 8/30/18	NGN	146,123	392,033
Nigeria Treasury Bill, 0.00%, 9/6/18	NGN	986,206	2,638,085
Nigeria Treasury Bill, 0.00%, 9/13/18	NGN	1,214,754	3,245,426
Nigeria Treasury Bill, 0.00%, 9/20/18	NGN	932,664	2,485,175
Nigeria Treasury Bill, 0.00%, 9/27/18	NGN	630,000	1,674,631
Nigeria Treasury Bill, 0.00%, 10/4/18	NGN	295,682	784,981
Nigeria Treasury Bill, 0.00%, 10/18/18	NGN	935,444	2,472,910
Nigeria Treasury Bill, 0.00%, 10/25/18	NGN	493,103	1,299,224
Nigeria Treasury Bill, 0.00%, 11/1/18	NGN	810,769	2,132,752
Nigeria Treasury Bill, 0.00%, 11/22/18	NGN	591,720	1,543,324
Nigeria Treasury Bill, 0.00%, 11/29/18	NGN	493,100	1,282,747
Nigeria Treasury Bill, 0.00%, 12/6/18	NGN	379,251	982,142
Nigeria Treasury Bill, 0.00%, 12/27/18	NGN	161,440	412,920
Nigeria Treasury Bill, 0.00%, 1/17/19	NGN	1,267,209	3,233,057
Nigeria Treasury Bill, 0.00%, 1/31/19	NGN	369,232	936,916
Total Nigeria			$60,478,420

Security		Principal Amount (000’s omitted)	Value

Uruguay — 4.1%
Uruguay Treasury Bill, 0.00%, 5/4/18	UYU	27,740	$976,312
Uruguay Treasury Bill, 0.00%, 5/9/18	UYU	64,953	2,278,492
Uruguay Treasury Bill, 0.00%, 6/1/18	UYU	32,671	1,140,499
Uruguay Treasury Bill, 0.00%, 6/6/18	UYU	15,180	529,326
Uruguay Treasury Bill, 0.00%, 6/29/18	UYU	11,428	396,345
Uruguay Treasury Bill, 0.00%, 7/20/18	UYU	41,608	1,435,732
Uruguay Treasury Bill, 0.00%, 7/27/18	UYU	116,463	4,018,043
Uruguay Treasury Bill, 0.00%, 8/24/18	UYU	72,000	2,462,552
Uruguay Treasury Bill, 0.00%, 8/31/18	UYU	14,623	499,418
Uruguay Treasury Bill, 0.00%, 9/14/18	UYU	62,431	2,124,300
Uruguay Treasury Bill, 0.00%, 9/21/18	UYU	117,912	4,007,450
Uruguay Treasury Bill, 0.00%, 10/12/18	UYU	48,726	1,645,209
Uruguay Treasury Bill, 0.00%, 10/19/18	UYU	192,874	6,498,735
Uruguay Treasury Bill, 0.00%, 11/16/18	UYU	92,869	3,105,154
Uruguay Treasury Bill, 0.00%, 12/14/18	UYU	15,935	529,131
Uruguay Treasury Bill, 0.00%, 3/8/19	UYU	11,155	363,602
Uruguay Treasury Bill, 0.00%, 4/5/19	UYU	79,670	2,573,523
Total Uruguay			$34,583,823

Total Foreign Government Securities (identified cost $251,556,429)			$251,668,113

U.S. Treasury Obligations — 2.2%
Security		Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 5/3/18(7)		$7,000	$6,999,393
U.S. Treasury Bill, 0.00%, 5/17/18(7)		11,800	11,791,675

Total U.S. Treasury Obligations (identified cost $18,791,262)			$18,791,068

17	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Other — 12.0%
Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.95%(8)	100,929,657	$100,919,564

Total Other (identified cost $100,919,564)		$100,919,564

Total Short-Term Investments (identified cost $371,267,255)		$371,378,745

Total Purchased Options — 0.0%(3) (identified cost $423,019)		$16,904

Total Investments — 97.9% (identified cost $841,015,089)		$826,115,283

Total Written Options — (0.0)%(3) (premiums received $171,309)		$(16,904)

Other Assets, Less Liabilities — 2.1%		$17,811,015

Net Assets — 100.0%		$843,909,394

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2018.

(2)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2018, the aggregate value of these securities is $97,709,310 or 11.6% of the Portfolio’s net assets.

(3)	Amount is less than 0.05% or (0.05)%, as applicable.

(4)

Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(5)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2018, the aggregate value of these securities is $2,462,729 or 0.3% of the Portfolio’s net assets.

(6)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(7)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(8)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2018.

Purchased Currency Options — 0.0%(3)

Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value

Call HUF/Put EUR	Deutsche Bank AG	EUR	17,050,000	HUF	310.20	5/30/18	$16,904

Total							$16,904

Written Currency Options — (0.0)%(3)

Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value

Call HUF/Put EUR	JPMorgan Chase Bank, N.A.	EUR	17,050,000	HUF	310.20	5/30/18	$(16,904)

Total							$(16,904)

18	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

EUR	1,411,698	HUF	442,000,000	State Street Bank and Trust Company	5/2/18	$3,378	$—
EUR	127,178	PLN	536,238	State Street Bank and Trust Company	5/2/18	799	—
HUF	442,000,000	EUR	1,424,192	Credit Agricole Corporate and Investment Bank	5/2/18	—	(18,466)
PHP	62,015,000	USD	1,201,282	BNP Paribas	5/2/18	—	(2,913)
PHP	361,000,000	USD	6,980,567	Deutsche Bank AG	5/2/18	—	(4,654)
PHP	356,000,000	USD	6,883,883	Goldman Sachs International	5/2/18	—	(4,589)
PHP	277,860,000	USD	5,384,362	JPMorgan Chase Bank, N.A.	5/2/18	—	(15,035)
PHP	358,065,000	USD	6,942,944	Nomura International PLC	5/2/18	—	(23,747)
PHP	256,374,000	USD	4,957,440	Standard Chartered Bank	5/2/18	—	(3,305)
PHP	275,434,000	USD	5,331,153	UBS AG	5/2/18	—	(8,705)
PLN	536,238	EUR	128,541	Bank of America, N.A.	5/2/18	—	(2,445)
USD	1,199,169	PHP	62,015,000	BNP Paribas	5/2/18	799	—
USD	6,936,972	PHP	361,000,000	Deutsche Bank AG	5/2/18	—	(38,941)
USD	6,841,549	PHP	356,000,000	Goldman Sachs International	5/2/18	—	(37,745)
USD	5,372,909	PHP	277,860,000	JPMorgan Chase Bank, N.A.	5/2/18	3,582	—
USD	6,923,813	PHP	358,065,000	Nomura International PLC	5/2/18	4,616	—
USD	4,937,295	PHP	256,374,000	Standard Chartered Bank	5/2/18	—	(16,839)
USD	5,325,998	PHP	275,434,000	UBS AG	5/2/18	3,551	—
BRL	5,640,000	USD	1,670,369	BNP Paribas	5/3/18	—	(60,412)
BRL	122,000,000	USD	35,046,393	Credit Agricole Corporate and Investment Bank	5/3/18	—	(221,091)
BRL	6,400,000	USD	1,880,694	Goldman Sachs International	5/3/18	—	(53,792)
BRL	112,068,601	USD	32,193,445	Standard Chartered Bank	5/3/18	—	(203,093)
BRL	222,028,601	USD	66,392,142	Standard Chartered Bank	5/3/18	—	(3,013,345)
USD	1,620,178	BRL	5,640,000	BNP Paribas	5/3/18	10,221	—
USD	35,158,501	BRL	122,000,000	Credit Agricole Corporate and Investment Bank	5/3/18	333,199	—
USD	1,838,499	BRL	6,400,000	Goldman Sachs International	5/3/18	11,598	—
USD	63,781,162	BRL	222,028,601	Standard Chartered Bank	5/3/18	402,365	—
USD	32,296,427	BRL	112,068,601	Standard Chartered Bank	5/3/18	306,075	—
EUR	5,031,618	RON	23,551,999	Citibank, N.A.	5/7/18	—	(24,911)
EUR	4,967,980	RON	23,272,500	Citibank, N.A.	5/7/18	—	(29,359)
RON	46,824,499	EUR	10,007,266	Citibank, N.A.	5/7/18	45,007	—
RUB	361,221,384	USD	6,224,199	BNP Paribas	5/7/18	—	(490,786)
RUB	361,265,222	USD	6,225,491	Deutsche Bank AG	5/7/18	—	(491,381)
RUB	614,307,000	USD	9,604,550	Standard Chartered Bank	5/7/18	145,914	—
USD	16,154,608	EUR	12,928,496	Standard Chartered Bank	5/7/18	537,803	—
USD	7,036,344	RUB	408,354,200	BNP Paribas	5/7/18	554,824	—
USD	1,303,020	RUB	75,620,752	BNP Paribas	5/7/18	102,745	—
USD	7,034,499	RUB	408,211,990	Deutsche Bank AG	5/7/18	555,237	—
USD	1,302,678	RUB	75,594,417	Deutsche Bank AG	5/7/18	102,821	—
RUB	563,955,279	USD	9,751,613	BNP Paribas	5/8/18	—	(801,425)
RUB	288,858,115	USD	4,991,328	Credit Suisse International	5/8/18	—	(407,038)
RUB	532,743,399	USD	8,387,084	Standard Chartered Bank	5/8/18	67,759	—
RUB	377,451,298	USD	6,070,105	Standard Chartered Bank	5/8/18	—	(79,807)

19	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	16,666,615	RUB	963,863,660	BNP Paribas	5/8/18	$1,369,726	$—
USD	3,086,394	RUB	178,492,336	BNP Paribas	5/8/18	253,652	—
CZK	125,521,000	EUR	4,906,998	JPMorgan Chase Bank, N.A.	5/10/18	—	(4,163)
CZK	54,680,000	EUR	2,145,997	JPMorgan Chase Bank, N.A.	5/10/18	—	(11,949)
CZK	180,777,021	EUR	7,094,860	JPMorgan Chase Bank, N.A.	5/10/18	—	(39,506)
THB	400,000,000	USD	12,320,012	Deutsche Bank AG	5/10/18	355,665	—
THB	110,000,000	USD	3,325,775	Deutsche Bank AG	5/10/18	160,036	—
THB	84,000,000	USD	2,689,721	Deutsche Bank AG	5/10/18	—	(27,829)
THB	250,000,000	USD	8,043,111	Deutsche Bank AG	5/10/18	—	(120,813)
USD	15,829,689	TRY	65,081,390	Goldman Sachs International	5/10/18	—	(153,406)
USD	21,537,293	TRY	88,733,000	Standard Chartered Bank	5/10/18	—	(254,312)
IDR	20,000,000,000	USD	1,431,947	Bank of America, N.A.	5/14/18	3,588	—
IDR	70,097,734,652	USD	5,093,202	BNP Paribas	5/14/18	—	(61,816)
IDR	9,079,986,947	USD	661,276	Goldman Sachs International	5/14/18	—	(9,545)
IDR	90,688,000,000	USD	6,554,496	Goldman Sachs International	5/14/18	—	(45,208)
IDR	190,000,000,000	USD	13,850,416	Standard Chartered Bank	5/14/18	—	(212,839)
USD	20,666,566	IDR	284,433,946,900	BNP Paribas	5/14/18	250,830	—
USD	5,231,418	IDR	72,000,000,000	BNP Paribas	5/14/18	63,494	—
USD	4,738,394	IDR	65,423,000,000	Standard Chartered Bank	5/14/18	42,545	—
USD	1,525,622	IDR	21,064,260,000	Standard Chartered Bank	5/14/18	13,698	—
COP	17,620,060,000	USD	6,034,577	Bank of America, N.A.	5/15/18	237,793	—
COP	3,031,090,000	USD	1,040,289	BNP Paribas	5/15/18	38,715	—
COP	7,516,328,000	USD	2,577,616	Citibank, N.A.	5/15/18	98,038	—
COP	7,589,682,000	USD	2,600,720	JPMorgan Chase Bank, N.A.	5/15/18	101,046	—
COP	3,031,090,000	USD	1,040,896	Standard Chartered Bank	5/15/18	38,108	—
EUR	4,200,000	USD	5,164,748	Bank of America, N.A.	5/15/18	—	(88,532)
EUR	5,250,000	USD	6,525,204	Bank of America, N.A.	5/15/18	—	(179,933)
THB	90,000,000	USD	2,889,709	Citibank, N.A.	5/15/18	—	(37,248)
THB	260,000,000	USD	8,288,173	Deutsche Bank AG	5/15/18	—	(47,730)
THB	87,000,000	USD	2,800,760	Goldman Sachs International	5/15/18	—	(43,381)
THB	271,197,138	USD	8,730,552	JPMorgan Chase Bank, N.A.	5/15/18	—	(135,226)
THB	333,802,862	USD	10,745,996	JPMorgan Chase Bank, N.A.	5/15/18	—	(166,443)
RSD	27,583,946	EUR	233,076	Citibank, N.A.	5/16/18	36	—
RSD	120,000,000	EUR	1,009,336	Deutsche Bank AG	5/16/18	5,748	—
RSD	190,000,000	EUR	1,604,730	Deutsche Bank AG	5/16/18	1,106	—
PLN	8,500,000	EUR	2,009,305	Credit Agricole Corporate and Investment Bank	5/21/18	—	(7,389)
USD	1,657,604	INR	109,435,000	Bank of America, N.A.	5/21/18	17,882	—
USD	411,511	INR	27,170,000	Bank of America, N.A.	5/21/18	4,409	—
USD	2,083,194	INR	137,470,000	Citibank, N.A.	5/21/18	23,410	—
USD	2,068,968	INR	136,645,000	Citibank, N.A.	5/21/18	21,545	—
USD	1,657,602	INR	109,410,000	Citibank, N.A.	5/21/18	18,255	—
USD	1,657,225	INR	109,410,000	Citibank, N.A.	5/21/18	17,878	—
USD	1,034,647	INR	68,235,000	Citibank, N.A.	5/21/18	12,247	—
USD	1,997,728	INR	131,900,000	Deutsche Bank AG	5/21/18	21,402	—
USD	2,050,738	INR	135,400,000	Goldman Sachs International	5/21/18	21,970	—

20	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	2,070,497	INR	136,570,000	JPMorgan Chase Bank, N.A.	5/21/18	$24,198	$—
USD	4,111,582	INR	271,570,000	Standard Chartered Bank	5/21/18	42,508	—
USD	2,051,204	INR	135,400,000	Standard Chartered Bank	5/21/18	22,436	—
USD	2,056,641	INR	135,800,000	Standard Chartered Bank	5/21/18	21,879	—
USD	84,634	INR	5,585,000	Standard Chartered Bank	5/21/18	951	—
USD	639,619	KZT	209,795,000	Citibank, N.A.	5/21/18	1,208	—
USD	521,310	KZT	171,511,000	Citibank, N.A.	5/21/18	—	(602)
USD	632,448	KZT	211,870,000	Citibank, N.A.	5/21/18	—	(12,277)
USD	1,897,370	KZT	637,200,000	Citibank, N.A.	5/21/18	—	(41,644)
USD	2,529,800	KZT	846,060,000	Citibank, N.A.	5/21/18	—	(44,780)
USD	1,201,582	EUR	973,422	Standard Chartered Bank	5/24/18	24,322	—
USD	32,434,674	EUR	26,882,720	Standard Chartered Bank	5/24/18	—	(77,393)
PLN	55,945,700	EUR	13,190,597	Credit Agricole Corporate and Investment Bank	5/30/18	—	(15,782)
EUR	10,924,980	USD	13,400,745	Deutsche Bank AG	6/1/18	—	(180,439)
USD	4,292,257	EUR	3,505,457	Deutsche Bank AG	6/1/18	50,307	—
USD	231,906	EUR	190,227	Deutsche Bank AG	6/1/18	1,712	—
BRL	122,000,000	USD	35,061,501	Credit Agricole Corporate and Investment Bank	6/4/18	—	(341,255)
BRL	112,068,601	USD	32,207,323	Standard Chartered Bank	6/4/18	—	(313,476)
USD	3,162,257	KZT	1,057,775,000	Citibank, N.A.	6/4/18	—	(46,963)
COP	7,548,750,000	USD	2,600,327	BNP Paribas	6/5/18	86,587	—
COP	11,284,000,000	USD	3,915,065	Citibank, N.A.	6/5/18	101,380	—
EUR	36,422	USD	45,167	State Street Bank and Trust Company	6/8/18	—	(1,069)
HUF	3,950,000,000	EUR	12,696,364	Goldman Sachs International	6/11/18	—	(135,631)
COP	25,539,568,000	USD	8,904,078	Citibank, N.A.	6/12/18	184,635	—
COP	23,048,577,501	USD	8,035,203	Citibank, N.A.	6/12/18	167,047	—
COP	5,200,893,000	USD	1,813,232	Citibank, N.A.	6/12/18	37,599	—
COP	4,693,627,000	USD	1,636,294	Citibank, N.A.	6/12/18	34,018	—
USD	619,950	EUR	501,878	Standard Chartered Bank	6/12/18	12,085	—
USD	607,389	EUR	491,646	Standard Chartered Bank	6/12/18	11,917	—
RUB	142,948,000	USD	2,353,441	Bank of America, N.A.	6/13/18	—	(94,554)
CZK	46,849,000	EUR	1,840,102	Goldman Sachs International	6/14/18	—	(13,722)
USD	914,383	EUR	739,798	Standard Chartered Bank	6/14/18	18,202	—
USD	324,707	EUR	262,710	Standard Chartered Bank	6/14/18	6,464	—
COP	15,535,516,000	USD	5,437,227	Citibank, N.A.	6/15/18	90,875	—
COP	15,264,484,000	USD	5,350,327	Deutsche Bank AG	6/18/18	80,850	—
PLN	54,023,293	EUR	12,756,437	Citibank, N.A.	6/19/18	—	(57,509)
PEN	12,650,000	USD	3,855,532	Bank of America, N.A.	6/20/18	27,596	—
PEN	5,750,000	USD	1,773,323	Bank of America, N.A.	6/20/18	—	(8,265)
USD	12,489,924	PEN	40,979,440	Bank of America, N.A.	6/20/18	—	(89,398)
USD	1,982,606	PEN	6,505,525	Citibank, N.A.	6/20/18	—	(14,373)
HUF	830,000,000	EUR	2,666,580	Bank of America, N.A.	6/21/18	—	(27,408)
HUF	442,000,000	EUR	1,410,866	State Street Bank and Trust Company	6/21/18	—	(3,483)
PLN	4,449,293	EUR	1,052,862	Societe Generale	6/21/18	—	(7,632)
PLN	536,238	EUR	126,804	State Street Bank and Trust Company	6/21/18	—	(812)

21	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

MXN	600,235,220	USD	31,573,487	Goldman Sachs International	6/22/18	$270,457	$—
USD	2,051,699	MXN	38,000,000	Goldman Sachs International	6/22/18	35,707	—
USD	2,029,490	MXN	38,582,098	Goldman Sachs International	6/22/18	—	(17,385)
COP	11,000,000,000	USD	3,851,406	Goldman Sachs International	6/25/18	61,638	—
COP	35,747,558,000	USD	12,471,021	JPMorgan Chase Bank, N.A.	6/25/18	245,503	—
COP	31,845,162,000	USD	11,115,822	Standard Chartered Bank	6/25/18	212,498	—
INR	242,100,000	USD	3,665,128	Goldman Sachs International	6/25/18	—	(46,648)
INR	377,900,000	USD	5,720,990	UBS AG	6/25/18	—	(72,814)
PLN	15,000,000	USD	4,354,990	Credit Agricole Corporate and Investment Bank	6/25/18	—	(77,928)
PLN	64,631,555	USD	18,764,651	Credit Agricole Corporate and Investment Bank	6/25/18	—	(335,774)
USD	9,386,118	INR	620,000,000	Goldman Sachs International	6/25/18	119,462	—
USD	521,310	KZT	173,075,000	Goldman Sachs International	6/26/18	—	(1,735)
PLN	9,507,825	EUR	2,238,210	Societe Generale	6/27/18	—	(3,169)
USD	1,706,054	KZT	566,410,000	Goldman Sachs International	6/27/18	—	(5,375)
CZK	40,005,000	EUR	1,571,795	Citibank, N.A.	6/28/18	—	(12,951)
CZK	17,291,500	EUR	677,832	JPMorgan Chase Bank, N.A.	6/28/18	—	(3,718)
RUB	773,000,000	USD	13,296,637	Bank of America, N.A.	6/29/18	—	(1,104,581)
USD	4,453,728	RUB	258,917,500	Bank of America, N.A.	6/29/18	369,981	—
EUR	110,016	USD	135,950	Goldman Sachs International	7/12/18	—	(2,369)
EUR	111,169	USD	138,116	Goldman Sachs International	7/12/18	—	(3,137)
EUR	3,324,655	USD	4,173,274	Goldman Sachs International	7/12/18	—	(136,533)
EUR	24,456,818	USD	30,612,599	Goldman Sachs International	7/12/18	—	(917,545)
EUR	24,000,000	USD	30,140,160	Goldman Sachs International	7/12/18	—	(999,766)
USD	3,144,741	EUR	2,504,094	Goldman Sachs International	7/12/18	104,313	—
USD	2,824,537	EUR	2,256,561	Goldman Sachs International	7/12/18	84,659	—
PLN	14,400,000	EUR	3,406,602	Credit Agricole Corporate and Investment Bank	7/16/18	—	(29,560)
MXN	443,085,020	USD	24,230,284	Credit Agricole Corporate and Investment Bank	7/18/18	—	(818,181)
MXN	40,000,000	USD	2,152,376	Goldman Sachs International	7/18/18	—	(38,822)
PLN	29,000,000	EUR	6,884,861	Bank of America, N.A.	7/23/18	—	(92,259)
MXN	440,000,000	USD	24,007,317	Credit Agricole Corporate and Investment Bank	7/25/18	—	(783,231)
USD	2,213,580	KZT	748,190,000	Citibank, N.A.	7/27/18	—	(38,147)
UAH	237,903,000	USD	8,189,432	Standard Chartered Bank	7/30/18	542,054	—
USD	786,215	KZT	261,220,000	Deutsche Bank AG	7/30/18	341	—
USD	4,447,190	KZT	1,440,000,000	Standard Chartered Bank	7/30/18	114,986	—
RUB	107,052,000	USD	1,673,603	Bank of America, N.A.	7/31/18	8,586	—
RUB	100,000,000	USD	1,728,907	Citibank, N.A.	7/31/18	—	(157,532)
RUB	160,000,000	USD	2,783,577	Societe Generale	7/31/18	—	(269,376)
USD	4,772,360	RUB	305,264,000	Bank of America, N.A.	7/31/18	—	(24,485)
PHP	361,000,000	USD	6,889,313	Deutsche Bank AG	8/2/18	58,857	—
PHP	356,000,000	USD	6,794,541	Goldman Sachs International	8/2/18	57,393	—
PHP	256,374,000	USD	4,902,363	Standard Chartered Bank	8/2/18	32,069	—

22	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	24,097,663	ZAR	301,999,017	Credit Agricole Corporate and Investment Bank	8/2/18	$153,256	$—
USD	1,876,895	ZAR	23,521,800	Credit Agricole Corporate and Investment Bank	8/2/18	11,937	—
USD	5,597,300	EUR	4,438,779	JPMorgan Chase Bank, N.A.	9/13/18	180,594	—
CZK	298,283,500	EUR	11,692,807	JPMorgan Chase Bank, N.A.	9/20/18	—	(92,332)
DOP	492,000,000	USD	9,798,845	Citibank, N.A.	10/9/18	—	(69,734)
USD	9,073,490	EUR	7,229,296	JPMorgan Chase Bank, N.A.	10/12/18	230,570	—
USD	803,033	KZT	270,020,000	Citibank, N.A.	10/25/18	927	—
MAD	9,720,000	USD	1,012,500	BNP Paribas	1/22/19	14,732	—
MAD	9,490,000	USD	995,281	BNP Paribas	1/22/19	7,645	—
TRY	3,689,471	USD	885,190	Deutsche Bank AG	1/28/19	—	(49,766)
TRY	3,689,000	USD	884,864	Standard Chartered Bank	1/28/19	—	(49,547)
USD	158,949	KZT	54,440,000	Deutsche Bank AG	1/28/19	—	(651)
USD	426,511	KZT	146,080,000	Deutsche Bank AG	1/28/19	—	(1,747)
USD	860,785	TRY	3,589,471	Deutsche Bank AG	1/28/19	48,004	—
USD	885,714	TRY	3,689,000	Standard Chartered Bank	1/28/19	50,397	—
UAH	124,521,000	USD	4,094,739	Bank of America, N.A.	1/29/19	144,396	—
UAH	117,200,000	USD	4,000,000	JPMorgan Chase Bank, N.A.	1/29/19	—	(10,099)
UAH	31,315,900	USD	1,068,802	Goldman Sachs International	1/30/19	—	(3,130)
TRY	24,500,000	USD	5,381,741	Standard Chartered Bank	4/9/19	47,382	—
TRY	41,747,000	USD	9,087,683	Goldman Sachs International	2/3/20	—	(606,491)
TRY	29,500,000	USD	6,402,604	JPMorgan Chase Bank, N.A.	2/3/20	—	(409,475)
TRY	3,589,471	USD	778,965	Deutsche Bank AG	2/10/20	—	(51,153)
TRY	3,689,000	USD	801,434	Standard Chartered Bank	2/10/20	—	(53,441)
TRY	468,264	USD	101,598	Standard Chartered Bank	2/14/20	—	(6,756)
TRY	4,711,529	USD	1,023,467	Standard Chartered Bank	2/14/20	—	(69,200)
TRY	5,652,500	USD	1,131,405	Bank of America, N.A.	3/20/20	2,466	—
TRY	51,100,000	USD	10,413,695	Bank of America, N.A.	3/20/20	—	(163,219)

						$10,644,701	$(16,859,321)

Non-deliverable Bond Forward Contracts*

Settlement Date	Notional Amount (000’s omitted)		Reference Entity	Counterparty	Aggregate Cost	Net Unrealized Appreciation

6/22/18	COP	6,269,800	Republic of Colombia, 6.00%, 4/28/28	Deutsche Bank AG	$2,232,076	$11,779
6/22/18	COP	22,650,000	Republic of Colombia, 7.00%, 9/11/19	Deutsche Bank AG	8,063,497	32,068
6/22/18	COP	16,000,000	Republic of Colombia, 7.00%, 6/30/32	Deutsche Bank AG	5,696,068	39,297
6/22/18	COP	6,393,000	Republic of Colombia, 7.50%, 8/26/26	Deutsche Bank AG	2,275,935	20,001
6/22/18	COP	10,000,000	Republic of Colombia, 7.75%, 9/18/30	Deutsche Bank AG	3,560,043	18,769

23	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Non-deliverable Bond Forward Contracts* (continued)

Settlement Date	Notional Amount (000’s omitted)		Reference Entity	Counterparty	Aggregate Cost	Net Unrealized Appreciation

6/22/18	COP	10,000,000	Republic of Colombia, 7.75%, 9/18/30	Deutsche Bank AG	$3,560,043	$21,560
6/22/18	COP	17,000,000	Republic of Colombia, 7.75%, 9/18/30	Deutsche Bank AG	6,052,073	56,575
6/22/18	COP	34,254,800	Republic of Colombia, 10.00%, 7/24/24	Deutsche Bank AG	12,194,855	90,071

						$290,120

*	Represents a short-term forward contract to purchase the reference entity denominated in a non-deliverable foreign currency.

Futures Contracts

Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Appreciation

Interest Rate Futures
5-Year USD Deliverable Interest Rate Swap	113	Short	Jun-18	$(10,806,508)	$58,266
10-Year USD Deliverable Interest Rate Swap	71	Short	Jun-18	(6,624,078)	40,011
U.S. 5-Year Treasury Note	225	Short	Jun-18	(25,539,258)	70,074

					$168,351

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)

CME Group, Inc.	BRL	124,963	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.77% (pays upon termination)	1/2/19	$(142,489)
CME Group, Inc.	BRL	62,150	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.79% (pays upon termination)	1/2/19	(73,987)
CME Group, Inc.	BRL	147,339	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.79% (pays upon termination)	1/2/19	(175,627)
CME Group, Inc.	BRL	48,747	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.80% (pays upon termination)	1/2/19	(55,584)
CME Group, Inc.	BRL	56,030	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.82% (pays upon termination)	1/2/19	(71,015)
CME Group, Inc.	BRL	15,272	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.31% (pays upon termination)	1/2/19	138,303

24	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)

CME Group, Inc.	BRL	7,647	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.33% (pays upon termination)	1/2/19	$69,829
CME Group, Inc.	BRL	7,687	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.35% (pays upon termination)	1/2/19	71,179
CME Group, Inc.	BRL	15,269	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.35% (pays upon termination)	1/2/19	141,375
CME Group, Inc.	BRL	22,974	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.38% (pays upon termination)	1/2/19	215,474
CME Group, Inc.	BRL	26,985	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.39% (pays upon termination)	1/2/19	256,087
CME Group, Inc.	BRL	30,354	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.27% (pays upon termination)	1/2/23	151,801
CME Group, Inc.	BRL	19,650	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.29% (pays upon termination)	1/2/23	104,830
CME Group, Inc.	BRL	9,631	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.31% (pays upon termination)	1/2/23	54,053
CME Group, Inc.	BRL	9,925	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.33% (pays upon termination)	1/2/23	57,772
CME Group, Inc.	BRL	11,288	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.36% (pays upon termination)	1/2/23	69,857
CME Group, Inc.	BRL	47,000	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.58% (pays upon termination)	1/2/25	160,536
CME Group, Inc.	BRL	5,239	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.90% (pays upon termination)	1/2/25	53,602
CME Group, Inc.	BRL	23,401	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.92% (pays upon termination)	1/2/25	252,131
CME Group, Inc.	MXN	452,430	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.83% (pays monthly)	6/28/19	(291,167)
CME Group, Inc.	MXN	204,680	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.83% (pays monthly)	7/1/19	(131,386)
CME Group, Inc.	MXN	242,890	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.83% (pays monthly)	7/1/19	(155,357)
CME Group, Inc.	MXN	1,350,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.03% (pays monthly)	8/23/19	(745,605)

25	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)

CME Group, Inc.	MXN	1,150,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.26% (pays monthly)	11/6/19	$(449,621)
CME Group, Inc.	MXN	386,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.89% (pays monthly)	1/8/20	60,728
CME Group, Inc.	MXN	135,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.16% (pays monthly)	4/21/20	(67,787)
CME Group, Inc.	MXN	108,400	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.78% (pays monthly)	7/11/22	(151,998)
CME Group, Inc.	MXN	154,600	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.29% (pays monthly)	11/22/22	(88,662)
CME Group, Inc.	MXN	67,771	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.08% (pays monthly)	6/27/24	(267,540)
CME Group, Inc.	MXN	130,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.21% (pays monthly)	6/29/26	(627,508)
CME Group, Inc.	MXN	176,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.86% (pays monthly)	1/5/28	55,202
CME Group, Inc.	MXN	70,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.43% (pays monthly)	6/22/37	(232,987)
LCH.Clearnet	EUR	16,650	Receives	6-month Euro Interbank Offered Rate (pays semi-annually)	0.25% (pays annually)(1)	9/20/22	(69,372)
LCH.Clearnet	MXN	267,700	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.58% (pays monthly)	3/21/23	40,416
LCH.Clearnet	PLN	16,000	Pays	6-month PLN WIBOR (pays semi-annually)	3.44% (pays annually)	5/9/19	189,034
LCH.Clearnet	PLN	21,430	Pays	6-month PLN WIBOR (pays semi-annually)	3.25% (pays annually)	6/5/19	228,883
LCH.Clearnet	PLN	6,426	Pays	6-month PLN WIBOR (pays semi-annually)	1.72% (pays annually)	2/27/20	(4,441)
LCH.Clearnet	PLN	4,106	Pays	6-month PLN WIBOR (pays semi-annually)	1.78% (pays annually)	2/27/20	(1,623)
LCH.Clearnet	PLN	2,300	Pays	6-month PLN WIBOR (pays semi-annually)	5.36% (pays annually)	7/30/20	72,518
LCH.Clearnet	PLN	4,400	Pays	6-month PLN WIBOR (pays semi-annually)	2.19% (pays annually)	10/28/21	16,194
LCH.Clearnet	PLN	11,400	Pays	6-month PLN WIBOR (pays semi-annually)	2.44% (pays annually)	10/28/24	17,371
LCH.Clearnet	PLN	26,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.62% (pays annually)	3/20/25	17,360
LCH.Clearnet	PLN	75,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.84% (pays annually)	1/10/28	70,960
LCH.Clearnet	USD	2,208	Receives	3-month USD-LIBOR-BBA (pays quarterly)	1.87% (pays semi-annually)	9/18/22	93,629
LCH.Clearnet	USD	4,500	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.11% (pays semi-annually)	9/5/27	314,035
LCH.Clearnet	ZAR	44,500	Pays	3-month ZAR JIBAR (pays quarterly)	7.67% (pays quarterly)	5/15/24	57,383

26	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)

LCH.Clearnet	ZAR	68,770	Pays	3-month ZAR JIBAR (pays quarterly)	8.79% (pays quarterly)	3/18/26	$413,273
LCH.Clearnet	ZAR	54,320	Pays	3-month ZAR JIBAR (pays quarterly)	8.12% (pays quarterly)	10/6/26	143,648

							$(216,293)

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)

Bank of America, N.A.	BRL	12,953	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	13.10% (pays upon termination)	1/2/23	$1,559,175
Bank of America, N.A.	MXN	26,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.46% (pays monthly)	9/24/20	(35,896)
Bank of America, N.A.	PLN	3,600	Pays	6-month PLN WIBOR (pays semi-annually)	4.95% (pays annually)	9/14/20	100,843
Bank of America, N.A.	PLN	8,765	Pays	6-month PLN WIBOR (pays semi-annually)	5.45% (pays annually)	6/7/21	356,501
Bank of America, N.A.	THB	400,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.91% (pays semi-annually)	11/2/22	(10,556)
Bank of America, N.A.	THB	230,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.90% (pays semi-annually)	12/8/22	(7,890)
Bank of America, N.A.	THB	450,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.88% (pays semi-annually)	1/25/23	(67,483)
Bank of America, N.A.	THB	340,000	Pays	6-month THB Fixing Rate (pays semi-annually)	2.00% (pays semi-annually)	5/2/23	(41,839)
Barclays Bank PLC	BRL	22,098	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	11.72% (pays upon termination)	1/4/21	885,695
Citibank, N.A.	MYR	44,600	Pays	3-month MYR KLIBOR (pays quarterly)	3.95% (pays quarterly)	3/20/23	(19,914)
Citibank, N.A.	THB	490,000	Pays	6-month THB Fixing Rate (pays semi-annually)	2.03% (pays semi-annually)	4/24/22	75,156
Citibank, N.A.	THB	260,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.79% (pays semi-annually)	8/10/22	(38,601)

27	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (continued)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)

Citibank, N.A.	THB	1,110,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.91% (pays semi-annually)	11/15/22	$(4,133)
Citibank, N.A.	THB	330,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.87% (pays semi-annually)	3/27/23	(85,205)
Credit Suisse International	RUB	193,050	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	8.07% (pays annually)	5/10/22	262,033
Credit Suisse International	RUB	51,950	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	7.85% (pays annually)	5/23/22	62,156
Credit Suisse International	RUB	275,000	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	7.85% (pays annually)	11/1/22	138,246
Deutsche Bank AG	BRL	1,970	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	12.98% (pays upon termination)	1/2/23	227,076
Deutsche Bank AG	COP	13,747,900	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	5.49% (pays quarterly)	3/21/19	68,554
Deutsche Bank AG	COP	2,715,200	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	5.41% (pays quarterly)	3/22/19	12,776
Deutsche Bank AG	COP	3,673,900	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	5.36% (pays quarterly)	3/26/19	16,655
Deutsche Bank AG	MYR	10,800	Pays	3-month MYR KLIBOR (pays quarterly)	4.38% (pays quarterly)	11/23/20	39,449
Goldman Sachs International	COP	13,748,000	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	5.49% (pays semi-annually)	3/21/19	68,311
Goldman Sachs International	MYR	10,122	Pays	3-month MYR KLIBOR (pays quarterly)	4.04% (pays quarterly)	11/18/21	12,851
Goldman Sachs International	PLN	11,000	Pays	6-month PLN WIBOR (pays semi-annually)	5.54% (pays annually)	5/10/21	458,750
Goldman Sachs International	RUB	500,000	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	7.73% (pays annually)	12/6/22	217,149
HSBC Bank USA, N.A.	MXN	44,030	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.28% (pays monthly)	12/23/20	(16,434)
HSBC Bank USA, N.A.	PLN	11,250	Pays	6-month PLN WIBOR (pays semi-annually)	3.44% (pays annually)	5/9/19	131,245

28	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (continued)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)

JPMorgan Chase Bank, N.A.	MYR	4,750	Pays	3-month MYR KLIBOR (pays quarterly)	4.44% (pays quarterly)	4/8/19	$8,044
JPMorgan Chase Bank, N.A.	MYR	9,556	Pays	3-month MYR KLIBOR (pays quarterly)	3.90% (pays quarterly)	11/26/19	5,376
JPMorgan Chase Bank, N.A.	MYR	10,000	Pays	3-month MYR KLIBOR (pays quarterly)	4.13% (pays quarterly)	10/19/20	18,259
JPMorgan Chase Bank, N.A.	MYR	21,070	Pays	3-month MYR KLIBOR (pays quarterly)	4.14% (pays quarterly)	11/26/24	13,494
JPMorgan Chase Bank, N.A.	PLN	9,900	Pays	6-month PLN WIBOR (pays semi-annually)	4.91% (pays annually)	10/11/18	113,223
Morgan Stanley & Co. International PLC	BRL	41,201	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	15.58% (pays upon termination)	1/2/19	2,300,974
Morgan Stanley & Co. International PLC	MXN	29,200	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.95% (pays monthly)	12/3/31	109
Nomura International PLC	BRL	2,006	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	12.90% (pays upon termination)	1/2/23	223,777
Nomura International PLC	BRL	4,440	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	12.83% (pays upon termination)	1/2/23	481,948
Nomura International PLC	MYR	7,320	Pays	3-month MYR KLIBOR (pays quarterly)	3.91% (pays quarterly)	10/24/19	3,724
Nomura International PLC	MYR	4,070	Pays	3-month MYR KLIBOR (pays quarterly)	4.19% (pays quarterly)	10/24/24	5,503

							$7,539,101

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Market Value	Unamortized Upfront Payments	Net Unrealized Depreciation

Markit CDX Emerging Markets Index (CDX.EM.29.V1)	ICE Clear Credit	$100	1.00% (pays quarterly)(1)	6/20/23	$1,830	$(1,993)	$(163)
South Africa	ICE Clear Credit	150	1.00% (pays quarterly)(1)	12/20/19	(1,059)	(1,498)	(2,557)
South Africa	ICE Clear Credit	100	1.00% (pays quarterly)(1)	3/20/20	(685)	(1,176)	(1,861)

Total					$86	$(4,667)	$(4,581)

29	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received	Net Unrealized Appreciation

Bahamas	Deutsche Bank AG	$1,600	1.00% (pays quarterly)(1)	6/20/22	1.78%	$(45,572)	$119,057	$73,485
Turkey	Barclays Bank PLC	7,630	1.00% (pays quarterly)(1)	9/20/19	0.87	22,789	87,746	110,535
Turkey	Deutsche Bank AG	3,220	1.00% (pays quarterly)(1)	9/20/19	0.87	9,617	36,544	46,161

Total		$12,450				$(13,166)	$243,347	$230,181

Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Market Value	Unamortized Upfront Payments Paid	Net Unrealized Depreciation

South Africa	Bank of America, N.A.	$300	1.00% (pays quarterly)(1)	12/20/19	$(2,125)	$(2,279)	$(4,404)
South Africa	Bank of America, N.A.	525	1.00% (pays quarterly)(1)	12/20/20	(2,227)	(5,856)	(8,083)
South Africa	Bank of America, N.A.	775	1.00% (pays quarterly)(1)	12/20/20	(3,288)	(7,881)	(11,169)
South Africa	Barclays Bank PLC	300	1.00% (pays quarterly)(1)	12/20/19	(2,125)	(2,635)	(4,760)
South Africa	Barclays Bank PLC	100	1.00% (pays quarterly)(1)	3/20/20	(691)	(754)	(1,445)
South Africa	Barclays Bank PLC	565	1.00% (pays quarterly)(1)	12/20/20	(2,397)	(5,724)	(8,121)
South Africa	Barclays Bank PLC	750	1.00% (pays quarterly)(1)	12/20/20	(3,182)	(8,053)	(11,235)
South Africa	Credit Suisse International	100	1.00% (pays quarterly)(1)	3/20/20	(691)	(827)	(1,518)
South Africa	Credit Suisse International	100	1.00% (pays quarterly)(1)	3/20/20	(691)	(1,006)	(1,697)
South Africa	Credit Suisse International	775	1.00% (pays quarterly)(1)	12/20/20	(3,288)	(8,379)	(11,667)
South Africa	Credit Suisse International	790	1.00% (pays quarterly)(1)	12/20/20	(3,352)	(8,975)	(12,327)
South Africa	Credit Suisse International	840	1.00% (pays quarterly)(1)	12/20/20	(3,564)	(11,729)	(15,293)
South Africa	Deutsche Bank AG	500	1.00% (pays quarterly)(1)	9/20/20	(2,735)	(6,796)	(9,531)
South Africa	Deutsche Bank AG	610	1.00% (pays quarterly)(1)	12/20/20	(2,588)	(6,440)	(9,028)
South Africa	Goldman Sachs International	815	1.00% (pays quarterly)(1)	12/20/20	(3,458)	(8,779)	(12,237)
South Africa	Goldman Sachs International	820	1.00% (pays quarterly)(1)	12/20/20	(3,479)	(8,976)	(12,455)
South Africa	JPMorgan Chase Bank, N.A.	100	1.00% (pays quarterly)(1)	12/20/19	(708)	(1,041)	(1,749)

30	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Credit Default Swaps — Buy Protection (continued)

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Market Value	Unamortized Upfront Payments Paid	Net Unrealized Depreciation

South Africa	JPMorgan Chase Bank, N.A.	$100	1.00% (pays quarterly)(1)	12/20/19	$(708)	$(1,250)	$(1,958)
South Africa	JPMorgan Chase Bank, N.A.	100	1.00% (pays quarterly)(1)	3/20/20	(691)	(812)	(1,503)
South Africa	JPMorgan Chase Bank, N.A.	100	1.00% (pays quarterly)(1)	3/20/20	(690)	(841)	(1,531)
South Africa	JPMorgan Chase Bank, N.A.	100	1.00% (pays quarterly)(1)	3/20/20	(690)	(1,163)	(1,853)

Total					$(43,368)	$(100,196)	$(143,564)

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At April 30, 2018, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $12,450,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Total Return Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Value/Net Unrealized Appreciation (Depreciation)

Citibank, N.A.	UAH	11,524	Total Return on Ukraine Treasury Bill, 0.00% due 7/25/18 (pays upon termination)	3-month USD-LIBOR-BBA + 150 bp on $398,679 (Notional Amount) (pays upon termination) plus Notional Amount at termination date	7/27/18	$24,523
Citibank, N.A.	LKR	750,000	Total Return on Sri Lanka Government Bond, 11.50% due 12/15/21 (pays semi-annually)	6-month USD-LIBOR-BBA + 115 bp on $5,274,012 (Notional Amount) (pays semi-annually) plus Notional Amount at termination date	12/17/21	(117,693)
Citibank, N.A.	LKR	1,000,000	Total Return on Sri Lanka Government Bond, 11.50% due 5/15/23 (pays semi-annually)	6-month USD-LIBOR-BBA + 115 bp on $7,153,635 (Notional Amount) (pays semi-annually) plus Notional Amount at termination date	5/17/23	(207,591)

						$(300,761)

31	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Cross-Currency Swaps

Counterparty	Portfolio Receives*	Portfolio Pays*	Effective Date/ Termination Date(1)	Value/Net Unrealized Appreciation (Depreciation)

Barclays Bank PLC	3-month ZAR JIBAR + 49 bp on ZAR 105,055,556 (Notional Amount) (pays quarterly) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR-BBA on USD equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	10/6/19/ 10/6/22	$9,854
Barclays Bank PLC	3-month ZAR JIBAR + 51 bp on ZAR 106,780,000 (Notional Amount) (pays quarterly) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR-BBA on USD equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	10/23/19/ 10/23/22	12,013
Barclays Bank PLC	3-month ZAR JIBAR + 54 bp on ZAR 109,971,000 (Notional Amount) (pays quarterly) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR-BBA on USD equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	3/9/20/ 3/8/23	19,018
Barclays Bank PLC	3-month ZAR JIBAR + 54 bp on ZAR 109,971,000 (Notional Amount) (pays quarterly) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR-BBA on USD equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	3/12/20/ 3/8/23	18,879
Barclays Bank PLC	3-month PLN WIBOR + 45 bp on PLN 44,199,615 (Notional Amount) (pays quarterly) plus EUR equivalent of Notional Amount at effective date	3-month Euro Interbank Offered Rate on EUR equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	12/7/20/ 12/5/23	13,361
Barclays Bank PLC	3-month PLN WIBOR + 53.5 bp on PLN 31,075,576 (Notional Amount) (pays quarterly) plus EUR equivalent of Notional Amount at effective date	3-month Euro Interbank Offered Rate on EUR equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	10/27/22/ 10/27/27	(7,536)
Barclays Bank PLC	3-month PLN WIBOR + 51.5 bp on PLN 20,036,400 (Notional Amount) (pays quarterly) plus EUR equivalent of Notional Amount at effective date	3-month Euro Interbank Offered Rate on EUR equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	11/3/22/ 11/3/27	(9,491)
Barclays Bank PLC	3-month PLN WIBOR + 51.5 bp on PLN 28,463,120 (Notional Amount) (pays quarterly) plus EUR equivalent of Notional Amount at effective date	3-month Euro Interbank Offered Rate on EUR equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	11/16/22/ 11/16/27	(13,570)
Deutsche Bank AG	10.54% on TRY 21,450,000 (pays annually) plus USD 9,981,225	3-month USD-LIBOR-BBA on USD 9,981,225 (pays quarterly) plus TRY 21,450,000	Not Applicable/ 4/3/19	(4,854,697)

32	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Cross-Currency Swaps (continued)

Counterparty	Portfolio Receives*	Portfolio Pays*	Effective Date/ Termination Date(1)	Value/Net Unrealized Appreciation (Depreciation)

Deutsche Bank AG	3-month ZAR JIBAR + 50 bp on ZAR 47,360,000 (Notional Amount) (pays quarterly) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR-BBA on USD equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	7/29/19/ 7/29/22	$7,759
Goldman Sachs International	9.56% on TRY 16,903,000 (pays annually) plus USD 5,549,245	3-month USD-LIBOR-BBA on USD 5,549,245 (pays quarterly) plus TRY 16,903,000	Not Applicable/ 7/28/23	(1,581,398)
Goldman Sachs International	9.51% on TRY 43,482,000 (pays annually) plus USD 14,326,853	3-month USD-LIBOR-BBA on USD 14,326,853 (pays quarterly) plus TRY 43,482,000	Not Applicable/ 7/29/23	(4,148,169)

				$(10,533,977)

*	The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

(1)	Effective date represents the date on which the Portfolio and counterparty exchange the currencies and begin interest payment accrual.

Abbreviations:

ARPP7DRR	–	Argentina Central Bank 7-day Repo Reference Rate
LIBOR	–	London Interbank Offered Rate

Currency Abbreviations:

ALL	–	Albanian Lek
ARS	–	Argentine Peso
BAM	–	Bosnia-Herzegovina Convertible Mark
BRL	–	Brazilian Real
COP	–	Colombian Peso
CRC	–	Costa Rican Colon
CZK	–	Czech Koruna
DOP	–	Dominican Peso
EGP	–	Egyptian Pound
EUR	–	Euro
GEL	–	Georgian Lari
HUF	–	Hungarian Forint
IDR	–	Indonesian Rupiah
INR	–	Indian Rupee
KZT	–	Kazakhstani Tenge
LKR	–	Sri Lankan Rupee

MAD	–	Moroccan Dirham
MXN	–	Mexican Peso
MYR	–	Malaysian Ringgit
NGN	–	Nigerian Naira
PEN	–	Peruvian Sol
PHP	–	Philippine Peso
PLN	–	Polish Zloty
RON	–	Romanian Leu
RSD	–	Serbian Dinar
RUB	–	Russian Ruble
THB	–	Thai Baht
TRY	–	New Turkish Lira
UAH	–	Ukrainian Hryvnia
USD	–	United States Dollar
UYU	–	Uruguayan Peso
ZAR	–	South African Rand

33	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2018

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2018
Unaffiliated investments, at value (identified cost, $740,095,525)	$725,195,719
Affiliated investment, at value (identified cost, $100,919,564)	100,919,564
Cash	4,048,489
Deposits for derivatives collateral —
Financial futures contracts	683,450
Centrally cleared swap contracts	7,452,459
OTC derivatives	1,948,000
Foreign currency, at value (identified cost, $15,942,006)	15,818,421
Interest receivable	10,054,652
Dividends receivable from affiliated investment	105,023
Receivable for open forward foreign currency exchange contracts	10,644,701
Receivable for open swap contracts	8,202,640
Premium paid on open non-centrally cleared swap contracts	100,196
Receivable for open non-deliverable bond forward contracts	290,120
Tax reclaims receivable	2,773
Total assets	$885,466,207

Liabilities
Cash collateral due to brokers	$1,948,000
Written options outstanding, at value (premiums received, $171,309)	16,904
Payable for investments purchased	9,329,891
Payable for variation margin on open financial futures contracts	27,750
Payable for variation margin on open centrally cleared swap contracts	291,782
Payable for open forward foreign currency exchange contracts	16,859,321
Payable for open swap contracts	11,411,660
Premium received on open non-centrally cleared swap contracts	243,347
Payable to affiliates:
Investment adviser fee	452,556
Trustees’ fees	2,520
Accrued foreign capital gains taxes	485,812
Accrued expenses	487,270
Total liabilities	$41,556,813
Net Assets applicable to investors’ interest in Portfolio	$843,909,394

Sources of Net Assets
Investors’ capital	$868,754,619
Net unrealized depreciation	(24,845,225)
Total	$843,909,394

34	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2018

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2018
Interest (net of foreign taxes, $1,319,873)	$31,657,846
Dividends from affiliated investment	404,935
Total investment income	$32,062,781

Expenses
Investment adviser fee	$2,429,261
Trustees’ fees and expenses	15,125
Custodian fee	611,979
Legal and accounting services	70,561
Interest expense and fees	57,848
Miscellaneous	17,871
Total expenses	$3,202,645

Net investment income	$28,860,136

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (net of foreign capital gains taxes of $42,986)	$(1,781,729)
Investment transactions — affiliated investment	(10,346)
Written options	217,597
Financial futures contracts	1,196,430
Swap contracts	777,741
Foreign currency transactions	(1,478,380)
Forward foreign currency exchange contracts	6,543,657
Non-deliverable bond forward contracts	753,338
Net realized gain	$6,218,308
Change in unrealized appreciation (depreciation) —
Investments (including net decrease in accrued foreign capital gains taxes of $30,219)	$(9,263,321)
Investments — affiliated investment	1,723
Written options	(57,795)
Financial futures contracts	(37,444)
Swap contracts	(209,259)
Foreign currency	(214,769)
Forward foreign currency exchange contracts	(2,192,027)
Non-deliverable bond forward contracts	322,151
Net change in unrealized appreciation (depreciation)	$(11,650,741)

Net realized and unrealized loss	$(5,432,433)

Net increase in net assets from operations	$23,427,703

35	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2018

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
From operations —
Net investment income	$28,860,136	$25,155,105
Net realized gain	6,218,308	12,815,031
Net change in unrealized appreciation (depreciation)	(11,650,741)	(6,695,693)
Net increase in net assets from operations	$23,427,703	$31,274,443
Capital transactions —
Contributions	$246,212,669	$284,624,454
Withdrawals	(42,912,442)	(47,021,808)
Net increase in net assets from capital transactions	$203,300,227	$237,602,646

Net increase in net assets	$226,727,930	$268,877,089

Net Assets
At beginning of period	$617,181,464	$348,304,375
At end of period	$843,909,394	$617,181,464

36	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2018

Financial Highlights

	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2017		2016		2015		2014		2013
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.85	%(2)(3)	0.81	%(4)	0.91	%(4)	0.95	%(4)	0.92	%(4)	0.97	%(4)
Net investment income	7.70	%(2)	5.90%		5.94%		5.88%		5.53%		5.25%
Portfolio Turnover	18	%(5)	40%		73%		47%		97%		27%

Total Return	3.78	%(5)	8.32%		16.39%		(17.07)%		0.00	%(6)	(3.10)%

Net assets, end of period (000’s omitted)	$843,909		$617,181		$348,304		$280,052		$423,532		$564,863

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(2)	Annualized.

(3)	Includes interest expense of 0.02% of average daily net assets for the six months ended April 30, 2018.

(4)

Includes interest and dividend expense, primarily on securities sold short and reverse repurchase agreements, of 0.02%, 0.05%, 0.07%, 0.06% and 0.14% for the years ended October 31, 2017, 2016, 2015, 2014 and 2013, respectively.

(5)	Not annualized.

(6)	Amount is less than 0.005%.

37	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2018

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Emerging Markets Local Income Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2018, Eaton Vance Emerging Markets Local Income Fund, Eaton Vance Short Duration Strategic Income Fund, Eaton Vance International (Cayman Islands) Emerging Markets Local Income Fund and Eaton Vance International (Cayman Islands) Short Duration Strategic Income Fund held an interest of 89.6%, 7.3%, 1.8% and 1.3%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Derivatives. Non U.S. exchange-traded options and over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Non-deliverable bond forward contracts are generally valued based on the current price of the underlying bond as provided by a third party pricing service and current interest rates. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. In the case of total return swaps, the pricing service valuations are based on the value of the underlying index or instrument and reference interest rate. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

38

Emerging Markets Local Income Portfolio

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

D  Federal and Other Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

As of April 30, 2018, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Unfunded Loan Commitments — The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are disclosed in the accompanying Portfolio of Investments.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Financial Futures Contracts — Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Forward Foreign Currency Exchange and Non-Deliverable Bond Forward Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. The Portfolio may also enter into non-deliverable bond forward contracts for the purchase or sale of a bond denominated in a non-deliverable foreign currency at a fixed price on a future date. For non-deliverable bond forward contracts, unrealized gains and losses, based on changes in the value of the contract, and realized gains and losses are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K  Written Options — Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the strike

39

Emerging Markets Local Income Portfolio

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

L  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

M  Interest Rate Swaps — Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared swaps, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment.

Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

N  Cross-Currency Swaps — Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

O  Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 5 and 8. The Portfolio segregates assets in the form of

40

Emerging Markets Local Income Portfolio

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked-to-market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

P  Total Return Swaps — In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

Q  Interim Financial Statements — The interim financial statements relating to April 30, 2018 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.650% of the Portfolio’s average daily net assets up to $1 billion, 0.625% from $1 billion but less than $2 billion, 0.600% from $2 billion but less than $5 billion, and 0.575% of average daily net assets of $5 billion or more, and is payable monthly. For the six months ended April 30, 2018, the Portfolio’s investment adviser fee amounted to $2,429,261 or 0.65% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2018, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and paydowns, aggregated $122,366,627 and $82,465,700, respectively, for the six months ended April 30, 2018.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts of the Portfolio at April 30, 2018, as determined on a federal income tax basis, were as follows:

Aggregate cost	$848,879,689

Gross unrealized appreciation	$36,075,816
Gross unrealized depreciation	(68,043,169)

Net unrealized depreciation	$(31,967,353)

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options, forward foreign currency exchange contracts, non-deliverable bond forward contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2018 is included in the Portfolio of Investments. At April 30, 2018, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

41

Emerging Markets Local Income Portfolio

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Credit Risk: The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, currency options, total return swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2018, the fair value of derivatives with credit-related contingent features in a net liability position was $28,233,261. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $18,502,251 at April 30, 2018.

The OTC derivatives in which the Portfolio invests (except for written options, as the Portfolio, not the counterparty is obligated to perform) are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at April 30, 2018 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 8) at April 30, 2018.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2018 was as follows:

	Fair Value
Statement of Assets and Liabilities Caption	Credit	Foreign Exchange	Interest Rate	Total

Unaffiliated Investments, at value	$—	$16,904	$—	$16,904
Net unrealized depreciation*	1,830	—	3,755,814	3,757,644
Receivable for open forward foreign currency exchange contracts	—	10,644,701	—	10,644,701
Receivable/payable for open swap contracts; Premium paid/received on open non-centrally cleared swap contracts	32,406	24,523	7,947,936	8,004,865
Receivable for open non-deliverable bond forward contracts	—	—	290,120	290,120

Total Asset Derivatives	$34,236	$10,686,128	$11,993,870	$22,714,234

Derivatives not subject to master netting or similar agreements	$1,830	$—	$3,755,814	$3,757,644

Total Asset Derivatives subject to master netting or similar agreements	$32,406	$10,686,128	$8,238,056	$18,956,590

42

Emerging Markets Local Income Portfolio

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

	Fair Value
Statement of Assets and Liabilities Caption	Credit	Foreign Exchange	Interest Rate	Total

Written options outstanding, at value	$—	$(16,904)	$—	$(16,904)
Net unrealized depreciation*	(1,744)	—	(3,803,756)	(3,805,500)
Payable for open forward foreign currency exchange contracts	—	(16,859,321)	—	(16,859,321)
Payable/receivable for open swap contracts; Premium paid/received on open non-centrally cleared swap contracts	(88,940)	(325,284)	(10,942,812)	(11,357,036)

Total Liability Derivatives	$(90,684)	$(17,201,509)	$(14,746,568)	$(32,038,761)

Derivatives not subject to master netting or similar agreements	$(1,744)	$—	$(3,803,756)	$(3,805,500)

Total Liability Derivatives subject to master netting or similar agreements	$(88,940)	$(17,201,509)	$(10,942,812)	$(28,233,261)

*	For futures contracts and centrally cleared swap contracts, amount represents value as shown in the Portfolio of Investments. Only the current day’s variation margin on open futures contracts and centrally cleared swap contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open financial futures contracts and centrally cleared swap contracts, as applicable.

The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets and pledged by the Portfolio for such liabilities as of April 30, 2018.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received

Bank of America, N.A.	$2,833,216	$(2,046,383)	$—	$(786,833)	$—	$988,000
Barclays Bank PLC	981,609	(38,992)	—	(810,000)	132,617	810,000
BNP Paribas	2,753,970	(1,417,352)	(1,302,924)	—	33,694	—
Citibank, N.A.	953,784	(953,784)	—	—	—	—
Credit Agricole Corporate and Investment Bank	498,392	(498,392)	—	—	—	—
Credit Suisse International	462,435	(418,624)	—	(43,811)	—	150,000
Deutsche Bank AG	2,130,996	(2,130,996)	—	—	—	—
Goldman Sachs International	1,524,258	(1,524,258)	—	—	—	—
HSBC Bank USA, N.A.	131,245	(16,434)	(114,811)	—	—	—
JPMorgan Chase Bank, N.A.	943,889	(908,337)	(35,552)	—	—	—
Morgan Stanley & Co. International PLC	2,301,083	—	(2,301,083)	—	—	—
Nomura International PLC	719,568	(23,747)	(646,155)	—	49,666	—
Standard Chartered Bank	2,714,417	(2,714,417)	—	—	—	—
State Street Bank and Trust Company	4,177	(4,177)	—	—	—	—
UBS AG	3,551	(3,551)	—	—	—	—

	$18,956,590	$(12,699,444)	$(4,400,525)	$(1,640,644)	$215,977	$1,948,000

43

Emerging Markets Local Income Portfolio

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)	Total Cash Collateral Pledged

Bank of America, N.A.	$(2,046,383)	$2,046,383	$—	$—	$—	$—
Barclays Bank PLC	(38,992)	38,992	—	—	—	—
BNP Paribas	(1,417,352)	1,417,352	—	—	—	—
Citibank, N.A.	(1,061,167)	953,784	107,383	—	—	—
Credit Agricole Corporate and Investment Bank	(2,648,657)	498,392	1,623,364	—	(526,901)	—
Credit Suisse International	(418,624)	418,624	—	—	—	—
Deutsche Bank AG	(5,920,696)	2,130,996	3,581,835	—	(207,865)	—
Goldman Sachs International	(9,012,459)	1,524,258	7,488,201	—	—	—
HSBC Bank USA, N.A.	(16,434)	16,434	—	—	—	—
JPMorgan Chase Bank, N.A.	(908,337)	908,337	—	—	—	—
Nomura International PLC	(23,747)	23,747	—	—	—	—
Societe Generale	(280,177)	—	201,857	—	(78,320)	—
Standard Chartered Bank	(4,353,353)	2,714,417	1,638,936	—	—	—
State Street Bank and Trust Company	(5,364)	4,177	—	—	(1,187)	—
UBS AG	(81,519)	3,551	77,968	—	—	—

	$(28,233,261)	$12,699,444	$14,719,544	$—	$(814,273)	$—

Total — Deposits for derivatives collateral — OTC derivatives						$1,948,000

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended April 30, 2018 was as follows:

Statement of Operations Caption	Credit	Foreign Exchange	Interest Rate

Net realized gain (loss) — Investment transactions	$—	$(73,005)	$—
Written options	—	217,597	—
Financial futures contracts	—	—	1,196,430
Swap contracts	62,413	343,200	372,128
Forward foreign currency exchange contracts	—	6,543,657	—

Non-deliverable bond forward contracts	—	—	753,338

Total	$62,413	$7,031,449	$2,321,896

Change in unrealized appreciation (depreciation) — Investments	$—	$53,386	$—
Written options	—	(57,795)	—
Financial futures contracts	—	—	(37,444)
Swap contracts	(82,585)	(300,761)	174,087
Forward foreign currency exchange contracts	—	(2,192,027)	—

Non-deliverable bond forward contracts	—	—	322,151

Total	$(82,585)	$(2,497,197)	$458,794

44

Emerging Markets Local Income Portfolio

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended April 30, 2018, which are indicative of the volume of these derivative types, were approximately as follows:

Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*	Non-deliverable Bond Forward Contracts	Swap Contracts

$37,641,000	$1,109,072,000	$34,829,000	$703,769,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.

The average principal amount of purchased currency options contracts and written currency options contracts outstanding during the six months ended April 30, 2018, which are indicative of the volume of these derivative types, were approximately $23,664,000 and $20,212,000, respectively.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 30, 2018. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2018.

7  Risks Associated with Foreign Investments

The Portfolio’s investments in foreign instruments can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility.

The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Economic data as reported by foreign governments and other issuers may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a foreign government to renegotiate defaulted debt may be limited.

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

45

Emerging Markets Local Income Portfolio

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

At April 30, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Foreign Government Bonds	$—	$437,328,961	$—	$437,328,961
Foreign Corporate Bonds	—	11,069,001	—	11,069,001
Sovereign Loans	—	6,321,672	—	6,321,672
Short-Term Investments —
Foreign Government Securities	—	251,668,113	—	251,668,113
U.S. Treasury Obligations	—	18,791,068	—	18,791,068
Other	—	100,919,564	—	100,919,564
Purchased Currency Options	—	16,904	—	16,904

Total Investments	$—	$826,115,283	$—	$826,115,283

Forward Foreign Currency Exchange Contracts	$—	$10,644,701	$—	$10,644,701
Non-deliverable Bond Forward Contracts	—	290,120	—	290,120
Futures Contracts	168,351	—	—	168,351
Swap Contracts	—	11,594,158	—	11,594,158

Total	$168,351	$848,644,262	$—	$848,812,613

Liability Description

Written Currency Options	$—	$(16,904)	$—	$(16,904)
Forward Foreign Currency Exchange Contracts	—	(16,859,321)	—	(16,859,321)
Swap Contracts	—	(15,162,536)	—	(15,162,536)

Total	$—	$(32,038,761)	$—	$(32,038,761)

At April 30, 2018, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

46

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2018

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 24, 2018, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2018. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the fund’s investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

47

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2018

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2018, with respect to one or more funds, the Board met seven times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and nine times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Emerging Markets Local Income Fund (the “Fund”) with Eaton Vance Management (“EVM”), as well as the investment advisory agreement of Emerging Markets Local Income Portfolio (the “Portfolio”), the portfolio in which the Fund invests, with Boston Management and Research (“BMR”) (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and the Portfolio by the applicable Adviser.

The Board considered each Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund and the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio. The Board considered the Adviser’s expertise with respect to emerging markets and in-house research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of each Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which each Adviser or its affiliates may be subject in managing the Fund and the Portfolio.

48

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2018

Board of Trustees’ Contract Approval — continued

The Board noted that under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio. The Trustees considered the potential benefits to the Fund of the ability to make direct investments, such as an improved ability to: gain exposure to sectors of the market EVM believes may not be represented or underrepresented by the Portfolio; to hedge certain Portfolio exposures; and/or to otherwise manage the exposures of the Fund.

The Board considered the compliance programs of each Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2017 for the Fund. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its primary benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2017, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also received and considered information about the services offered and the fee rates charged by the Adviser to other types of clients with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as the Portfolio. In this regard, the Board received information about the differences in the nature and scope of services the Adviser provides to the Portfolio as compared to other types of clients and the material differences in compliance, reporting and other legal burdens and risks to the Adviser as between the Portfolio and other types of clients. The Board also considered factors that had an impact on Fund expense ratios relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by each Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio , on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each

49

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2018

Board of Trustees’ Contract Approval — continued

Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

50

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2018

Officers and Trustees

Officers of Eaton Vance Emerging Markets Local Income Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Officers of Emerging Markets Local Income Portfolio

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Emerging Markets Local Income Fund and Emerging Markets Local Income Portfolio

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Scott E. Wennerholm

*	Interested Trustee

51

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

52

Investment Adviser of Emerging Markets Local Income Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Emerging Markets Local Income Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7756    4.30.18

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Emerging Markets Local Income Portfolio
By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 21, 2018

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 21, 2018